RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

4.                            RESTRICTED CASH

As of December 31, 2010 and 2011, cash of RMB411,994 and RMB435,770 (US$69,237), respectively, was pledged to financial institutions as collateral for the Group’s bills payable (Note 14).